ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of September 30, 2022 and December 31, 2021, the Company owed accounts payable and accrued expenses of $3,616,431 and $2,773,894, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	September 30, 2022	December 31, 2021
Accounts Payable	$827,830	$623,557
Credit Cards	262,643	126,063
Accrued Interest	1,617,649	1,880,066
Accrued Expenses	908,309	144,208
Total Accounts Payable and Accrued Expenses	$3,616,431	$2,773,894

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2021 and 2020, the Company owed accounts payable and accrued expenses of $2,773,894 and $4,948,890, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	December 31, 2021	December 31, 2020
Accounts Payable	$623,557	$1,112,994
Credit Cards	126,063	-
Accrued Interest	1,880,066	3,691,688
Accrued Expenses	144,208	144,208
Total Accounts Payable and Accrued Expenses	$2,773,894	$4,948,890